CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 1,042,456	$ 1,014,110	$ 973,583
OPERATING EXPENSES
Voyage expenses	(63,061)	(64,101)	(41,010)
Vessel operating expenses	(208,779)	(185,724)	(162,117)
Depreciation	(163,366)	(148,344)	(129,287)
Amortization of deferred drydocking and special survey costs	(44,074)	(29,161)	(18,663)
General and administrative expenses	(64,410)	(54,228)	(43,484)
Net gain on disposal/sale of vessels	0	8,332	1,639
Operating income	498,766	540,884	580,661
OTHER INCOME (EXPENSES):
Interest income	19,548	12,890	12,133
Interest expense and finance costs	(42,842)	(26,185)	(20,463)
Gain/(loss) on investments	29,541	(25,179)	17,867
Dividend income	1,680	9,276	1,056
Loss on debt extinguishment, net	(2,499)	0	(2,254)
Loss on equity investments	(1,039)	(1,629)	(3,993)
Other finance expenses	(3,722)	(3,593)	(4,274)
Other (expenses)/income, net	(1,197)	2,241	(812)
Loss on derivatives	(3,622)	(3,632)	(3,622)
Total Other Income/(Expenses), net	(4,152)	(35,811)	(4,362)
Income before income taxes	494,614	505,073	576,299
Income taxes	0	0	0
Net Income	$ 494,614	$ 505,073	$ 576,299
EARNINGS PER SHARE
Basic earnings per share of common stock (in $ per share)	$ 26.83	$ 26.15	$ 28.99
Diluted earnings per share of common stock (in $ per share)	$ 26.76	$ 26.05	$ 28.95
Basic weighted average number of common shares (in shares)	18,432,153	19,316,453	19,879,161
Diluted weighted average number of common shares (in shares)	18,480,301	19,384,879	19,903,655